Stock-Based Compensation (Deferred Compensation Agreement Fair Values) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Exercise price of options connected to deferred compensation		$ 19.50	$ 19.50
Expected volatility		60.00%	58.00%
Expected dividend yield .	0.00%	0.00%	0.00%
Risk-free rate over the estimated expected life		0.17%	0.59%
Expected life (in years)		1 year 6 months	2 years
Fair value	$ 0.8	$ 8.0	$ 6.6
Fair value of vested portion		$ 8.0	$ 6.6